Accrued Expenses and Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses and Other Accounts Payable [Abstract]
Employees and payroll accruals	$ 15,203	$ 11,245
Accrued expenses	6,234	4,955
Government authorities	4,738	2,871
Other	1,614	1,219
Accrued expenses and other accounts payable	$ 27,789	$ 20,290